Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, And Equipment
Total	$ 266	$ 266	$ 38
Less: accumulated depreciation	(32)	(31)	(6)
Property and equipment, net	234	235	32
Depreciation	1	25	5
Furniture
Property, And Equipment
Total	18	18	11
Laboratory equipment
Property, And Equipment
Total	26	26	12
Computers and equipment
Property, And Equipment
Total	78	78	15
Software
Property, And Equipment
Total	$ 144	$ 144